UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-01899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28(9)
Date of reporting period:	08/31/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Research Growth Fund, Inc.

SEMIANNUAL REPORT August 31, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Research Growth Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Research Growth Fund, Inc., covering the six-month period from March 1, 2018 through August 31, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stocks continued to post gains over the reporting period, reaching new highs despite rising interest rates and heightened trade tensions, while fixed-income markets improved as well. Corporate earnings remained robust, due in part to the corporate tax cut enacted last year. Growth stocks, facing little exposure to the effects of trade tensions, outpaced value stocks and small caps, and easily outperformed large caps. Overseas, stocks largely posted losses, particularly in emerging markets, which have been hurt by a stronger U.S. dollar and concerns about contagion from the lira crisis in Turkey. In the fixed-income arena, municipal bonds, high yield bonds and longer-dated Treasuries stood out.

The performance of U.S. markets was supported by robust fundamentals, including sustained economic growth, a healthy labor market and strong consumer and business confidence. We expect these conditions to persist, but we continue to monitor economic data for signals that might suggest that a change is on the horizon. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
September 17, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from March 1, 2018 through August 31, 2018, as provided by Elizabeth Slover, Barry Mills, and David Sealy, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended August 31, 2018, Dreyfus Research Growth Fund, Inc.’s Class A shares produced a total return of 14.19%, Class C shares returned 13.72%, Class I shares returned 14.34%, Class Y shares returned 14.31%, and Class Z shares returned 14.26%.1 In comparison, the fund’s benchmark, the Russell 1000® Growth Index (the “Index”), produced a total return of 11.66% over the same period.2

Stocks gained considerable ground amid continued economic expansion, rising corporate earnings, and supportive U.S. government policies. The fund outperformed its benchmark, largely due to allocations and security selection in the health care, industrials, information technology, and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks. The fund may invest up to 25% of its assets in foreign securities.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise. These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation. The analysts, under the direction of the director of the core research team, determine the fund’s allocations among market sectors. The fund’s portfolio is structured so that its sector weightings generally are similar to those of the Index.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

Strong Earnings Boosted Markets Amid Trade Tensions

Equity markets continued to benefit from a strong U.S. economy, healthy earnings, and the federal government’s business-friendly policies. Although the market dipped early in the reporting period, a steady economic environment and ongoing tailwinds from the recently enacted corporate tax cut drove the Index to new highs. While trade tensions continued to cause concern, some progress on this front eased worries during the reporting period.

The market’s advance was further supported by well-telegraphed implementation of monetary policy. Although rising interest rates historically have tended to undermine investor sentiment toward stocks, the Federal Reserve Board’s gradual approach to raising short-term interest rates was received calmly.

In this environment, growth-oriented stocks substantially outperformed value-oriented stocks, and small-cap stocks, facing minimal exposure to overseas markets affected by a strong U.S. dollar and trade tensions, outperformed their large- and mid-cap counterparts.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Stock Selection Enhanced Gains

The fund participated fully in the market’s rise, and its asset allocation and stock selection strategies enhanced performance. Overweights and stock selection in health care, information technology, and energy benefited performance, as did stock selection in industrials. In the health care sector, notable outperformers included Neurocrine Biosciences, a biotechnology company, which reported strong sales results for its Parkinson’s drug, Ingrezza, and Abiomed, a medical equipment company, which experienced accelerating growth in sales of a new heart pump. Other outperformers included WellCare Health Plans, a health care service provider, which has made acquisitions that have been accretive to earnings, and UnitedHealth Group, which reported a strong quarter, beating expectations and executing very well across the board. In the information technology sector, Fortinet posted strong gains on a reasonably strong quarter with upside to nearly every key metric and an increase to fiscal-year 2018 guidance, and salesforce.com advanced on better-than-expected sales and earnings. In industrials, contributors to performance included Honeywell International and Fortive, both of which significantly outperformed their respective industries. Cintas, a uniform provider, also added to returns, with strong fundamentals stemming partially from record low unemployment.

On the downside, detracting slightly from performance was a position in the materials sector, Freeport-McMoRan, a mining company which faced a challenging environment, particularly as prices for metals slumped. In the consumer discretionary sector, Dollar Tree declined on continued difficulties with its 2015 acquisition of Family Dollar, and in consumer staples, Kraft Heinz also hindered performance, as the company’s overseas results were hampered by a strong U.S. dollar.

Positioned to Benefit From Moderating Economic Fundamentals

We continue to monitor the status of trade conflicts and related negotiation as well as other geopolitical developments that could derail global economic growth or otherwise put pressure on markets, including situations in Italy and Turkey. The exit of the U.K. from the European Union also bears watching. Although these may not hinder U.S. growth, they hold the potential to impact markets. In addition, we believe macroeconomic trends could moderate over the remainder of 2018. We have positioned the fund to benefit from this environment by allocating a relatively large percentage of assets to the health care, information technology, and energy sectors while equal-weighting industrials and underweighting consumer discretionary.

September 17, 2018

1 Total return includes reinvestment of dividends and any capital gains paid. It does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through June 30, 2019, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher growth earning potential as defined by Russell’s leading style methodology. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Growth Fund, Inc. from March 1, 2018 to August 31, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2018

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.56	$9.59	$4.21	$4.21	$4.59
Ending value (after expenses)	$1,141.90	$1,137.20	$1,143.40	$1,143.10	$1,142.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2018

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$5.24	$9.05	$3.97	$3.97	$4.33
Ending value (after expenses)	$1,020.01	$1,016.23	$1,021.27	$1,021.27	$1,020.92

† Expenses are equal to the fund’s annualized expense ratio of 1.03% for Class A, 1.78% for Class C, .78% for Class I, .78% for Class Y and .85% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
August 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Automobiles & Components - .7%
Aptiv	154,367		13,585,840
Capital Goods - 7.8%
Fortive	352,813		29,629,236
Honeywell International	210,451		33,474,336
PACCAR	287,237		19,652,755
Quanta Services	405,740	[a]	14,034,546
Raytheon	131,077		26,141,997
United Technologies	169,172		22,279,952
			145,212,822
Commercial & Professional Services - 2.3%
Cintas	103,602	[a]	22,105,559
CoStar Group	46,377	[a]	20,506,054
			42,611,613
Consumer Durables & Apparel - .7%
PVH	92,734		13,275,799
Consumer Services - 2.1%
Chipotle Mexican Grill	29,232	[a]	13,890,462
Las Vegas Sands	369,210		24,153,718
			38,044,180
Diversified Financials - 1.1%
Ameriprise Financial	145,901		20,712,106
Energy - 1.2%
Andeavor Logistics	143,172		21,875,250
Food & Staples Retailing - 1.2%
Costco Wholesale	95,227		22,200,271
Food, Beverage & Tobacco - 2.4%
Kraft Heinz	177,796		10,360,173
Monster Beverage	160,560	[a]	9,776,499
PepsiCo	217,384		24,349,182
			44,485,854
Health Care Equipment & Services - 10.4%
ABIOMED	35,909	[a]	14,599,881
Becton Dickinson & Co.	91,844	[a]	24,051,188
Boston Scientific	687,925	[a]	24,462,613
Edwards Lifesciences	128,959	[a]	18,601,046
IDEXX Laboratories	101,321	[a]	25,739,587
UnitedHealth Group	212,388		57,017,682
WellCare Health Plans	98,088	[a]	29,678,486
			194,150,483
Insurance - 1.8%
Progressive	486,015	[a]	32,820,593

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Materials - 2.4%
Freeport-McMoRan	1,096,220		15,401,891
Praxair	179,246		28,354,925
			43,756,816
Pharmaceuticals Biotechnology & Life Sciences - 5.6%
Biogen	41,441	[a]	14,648,979
BioMarin Pharmaceutical	110,108	[a]	11,008,598
Bluebird Bio	62,311	[a,b]	10,486,941
Illumina	46,672	[a]	16,560,626
Jazz Pharmaceuticals	59,994	[a]	10,254,174
Neurocrine Biosciences	170,374	[a]	20,947,483
Vertex Pharmaceuticals	110,803	[a]	20,432,073
			104,338,874
Retailing - 11.9%
Amazon.com	59,710	[a]	120,178,914
Home Depot	219,765		44,122,219
O'Reilly Automotive	103,057	[a]	34,567,379
Wayfair, Cl. A	168,753	[a,b]	22,810,343
			221,678,855
Semiconductors & Semiconductor Equipment - 4.8%
Broadcom	152,395		33,379,077
NVIDIA	110,435		30,996,896
Texas Instruments	223,031		25,068,684
			89,444,657
Software & Services - 30.4%
Activision Blizzard	358,882		25,875,392
Alphabet, Cl. C	71,156	[a]	86,681,528
Facebook, Cl. A	435,586	[a]	76,545,528
FleetCor Technologies	84,190	[a]	17,994,771
Fortinet	163,712	[a]	13,712,517
HubSpot	92,437	[a]	13,283,197
International Business Machines	264,215		38,702,213
Microsoft	826,573		92,848,945
PayPal Holdings	357,944	[a]	33,048,970
salesforce.com	225,650	[a]	34,452,242
ServiceNow	110,632	[a]	21,723,700
Splunk	132,722	[a]	17,008,324
SS&C Technologies Holdings	332,914		19,755,117
Teradata	346,419	[a]	14,365,996
Twilio, Cl. A	157,133	[a,b]	12,674,348
Visa, Cl. A	314,534	[b]	46,201,899
			564,874,687
Technology Hardware & Equipment - 8.0%
Apple	552,574	[a]	125,782,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.8% (continued)
Technology Hardware & Equipment - 8.0% (continued)
Palo Alto Networks		100,142	[a]	23,147,823
				148,930,243
Telecommunication Services - 3.1%
T-Mobile US		354,647	[a]	23,420,888
Verizon Communications		639,541		34,771,844
				58,192,732
Transportation - 1.9%
Union Pacific		236,387		35,604,610
Total Common Stocks (cost $1,166,249,916)				1,855,796,285
	7-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,790,798)	1.91	5,790,798	[c]	5,790,798

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares (cost $130,800)	1.87	130,800	[c]	130,800
Total Investments (cost $1,172,171,514)		100.1%		1,861,717,883
Liabilities, Less Cash and Receivables		(.1%)		(944,450)
Net Assets		100.0%		1,860,773,433

a Non-income producing security.

b Security, or portion thereof, on loan. At August 31, 2018, the value of the fund’s securities on loan was $68,717,939 and the value of the collateral held by the fund was $69,762,162, consisting of cash collateral of $130,800 and U.S. Government & Agency securities valued at $69,631,362.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	35.7
Health Care	13.0
Industrials	11.3
Consumer Discretionary	8.9
Technology	7.5
Communications	6.5
Consumer, Non-cyclical	3.8
Consumer Staples	3.6
Telecommunication Services	3.1
Financials	2.9
Materials	2.3
Energy	1.2
Investment Companies	.3
100.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 2/28/18 ($)	Purchases ($)	Sales ($)	Value 8/31/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	39,054,385	170,670,577	203,934,164	5,790,798.3		79,652
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares	35,985,616	115,422,475	151,277,291	130,800.0		-
Total	75,040,001	286,093,052	355,211,455	5,921,598.3		79,652

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $68,717,939)—Note 1(b):
Unaffiliated issuers	1,166,249,916	1,855,796,285
Affiliated issuers	5,921,598	5,921,598
Cash		285
Dividends and securities lending income receivable		1,938,777
Receivable for shares of Common Stock subscribed		902,202
Prepaid expenses		62,376
		1,864,621,523
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		1,384,292
Payable for shares of Common Stock redeemed		2,180,571
Liability for securities on loan—Note 1(b)		130,800
Directors fees and expenses payable		20,980
Interest payable—Note 2		285
Accrued expenses		131,162
		3,848,090
Net Assets ($)		1,860,773,433
Composition of Net Assets ($):
Paid-in capital		1,093,001,640
Accumulated undistributed investment income—net		1,488,677
Accumulated net realized gain (loss) on investments		76,736,747
Accumulated net unrealized appreciation (depreciation) on investments		689,546,369
Net Assets ($)		1,860,773,433

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	612,716,461	41,781,297	321,738,779	362,922,169	521,614,727
Shares Outstanding	35,826,183	2,672,355	18,785,639	21,231,232	29,937,084
Net Asset Value Per Share ($)	17.10	15.63	17.13	17.09	17.42

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2018 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	9,351,104
Affiliated issuers	79,652
Income from securities lending—Note 1(b)	174,429
Total Income	9,605,185
Expenses:
Management fee—Note 3(a)	6,626,825
Shareholder servicing costs—Note 3(c)	1,430,492
Distribution fees—Note 3(b)	154,095
Directors’ fees and expenses—Note 3(d)	71,722
Professional fees	47,624
Registration fees	45,795
Prospectus and shareholders’ reports	33,769
Loan commitment fees—Note 2	9,413
Custodian fees—Note 3(c)	3,066
Interest expense—Note 2	1,148
Miscellaneous	25,251
Total Expenses	8,449,200
Less—reduction in expenses due to undertaking—Note 3(a)	(340,396)
Less—reduction in fees due to earnings credits—Note 3(c)	(80)
Net Expenses	8,108,724
Investment Income—Net	1,496,461
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	77,162,959
Net unrealized appreciation (depreciation) on investments	159,704,279
Net Realized and Unrealized Gain (Loss) on Investments	236,867,238
Net Increase in Net Assets Resulting from Operations	238,363,699

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Operations ($):
Investment income—net	1,496,461	4,548,305
Net realized gain (loss) on investments	77,162,959	224,818,918
Net unrealized appreciation (depreciation) on investments	159,704,279	94,627,382
Net Increase (Decrease) in Net Assets Resulting from Operations	238,363,699	323,994,605
Distributions to Shareholders from ($):
Investment income—net:
Class A	(104,287)	-
Class I	(725,627)	(1,107,611)
Class Y	(838,255)	(1,019,876)
Class Z	(974,115)	(730,542)
Net realized gain on investments:
Class A	(33,215,274)	(47,787,104)
Class C	(2,519,678)	(6,466,196)
Class I	(18,008,748)	(39,020,459)
Class Y	(20,432,475)	(29,188,891)
Class Z	(27,537,481)	(40,472,519)
Total Distributions	(104,355,940)	(165,793,198)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	8,775,421	85,250,527
Class C	1,565,148	2,783,910
Class I	33,369,279	107,570,525
Class Y	17,821,142	157,661,771
Class Z	1,583,737	1,655,471
Distributions reinvested:
Class A	31,293,939	45,050,338
Class C	1,552,316	4,821,620
Class I	15,293,315	34,143,800
Class Y	12,643,266	16,549,491
Class Z	26,159,573	38,560,296
Cost of shares redeemed:
Class A	(37,998,118)	(92,717,575)
Class C	(7,142,176)	(92,986,123)
Class I	(64,377,206)	(318,910,417)
Class Y	(42,435,885)	(75,651,941)
Class Z	(19,552,369)	(35,791,918)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(21,448,618)	(122,010,225)
Total Increase (Decrease) in Net Assets	112,559,141	36,191,182
Net Assets ($):
Beginning of Period	1,748,214,292	1,712,023,110
End of Period	1,860,773,433	1,748,214,292
Undistributed investment income—net	1,488,677	2,634,500

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	545,408	5,347,385
Shares issued for distributions reinvested	1,952,211	2,959,182
Shares redeemed	(2,341,862)	(6,094,485)
Net Increase (Decrease) in Shares Outstanding	155,757	2,212,082
Class Ca
Shares sold	105,544	197,115
Shares issued for distributions reinvested	105,815	343,329
Shares redeemed	(483,693)	(6,308,913)
Net Increase (Decrease) in Shares Outstanding	(272,334)	(5,768,469)
Class Ib
Shares sold	2,055,177	6,994,167
Shares issued for distributions reinvested	953,448	2,241,197
Shares redeemed	(3,981,064)	(20,205,532)
Net Increase (Decrease) in Shares Outstanding	(972,439)	(10,970,168)
Class Yb
Shares sold	1,096,240	10,047,548
Shares issued for distributions reinvested	789,710	1,085,716
Shares redeemed	(2,628,656)	(4,961,569)
Net Increase (Decrease) in Shares Outstanding	(742,706)	6,171,695
Class Zb
Shares sold	96,583	107,566
Shares issued for distributions reinvested	1,602,915	2,488,880
Shares redeemed	(1,185,741)	(2,300,733)
Net Increase (Decrease) in Shares Outstanding	513,757	295,713

[a] During the period ended August 31, 2018, 11,412 Class C shares representing $163,996 were automatically converted to 10,505 Class A shares. During the period ended February 28, 2018, 520,798 Class C shares representing $7,904,166 were automatically converted to 483,223 Class A shares.

[b] During the period ended August 31, 2018, 55,163 Class Y shares representing $892,715 were exchanged for 55,061 Class I shares, 157 Class A shares representing $2,568 were exchanged for 156 Class I shares and 905 Class Z shares representing $15,749 were exchanged for 922 Class A shares. During the period ended February 28, 2018, 178,636 Class Y shares representing $2,671,842 were exchanged for 178,401 Class I shares and 22,357 Class A shares representing $336,855 were exchanged for 22,312 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended August 31, 2018		Year Ended February 28/29
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	15.87	14.53	12.87	14.50	14.49	10.83
Investment Operations:
Investment income—net[a]	.00[b]	.02	.03	.02	.01	.01
Net realized and unrealized gain (loss) on investments	2.19	2.76	2.36	(.75)	1.03	3.72
Total from Investment Operations	2.19	2.78	2.39	(.73)	1.04	3.73
Distributions:
Dividends from investment income—net	(.00)[b]	-	(.02)	-	-	(.02)
Dividends from net realized gain on investments	(.96)	(1.44)	(.71)	(.90)	(1.03)	(.05)
Total Distributions	(.96)	(1.44)	(.73)	(.90)	(1.03)	(.07)
Net asset value, end of period	17.10	15.87	14.53	12.87	14.50	14.49
Total Return (%)[c]	14.19[d]	19.73	18.91	(5.52)	7.61	34.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[e]	1.14	1.17	1.16	1.17	1.18
Ratio of net expenses to average net assets	1.03[e]	1.04	1.13	1.13	1.13	1.13
Ratio of net investment income to average net assets	.04[e]	.14	.24	.14	.08	.05
Portfolio Turnover Rate	17.21[d]	51.59	62.74	53.69	49.29	46.34
Net Assets, end of period ($ x 1,000)	612,716	566,182	486,156	531,434	578,656	643,506

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended August 31, 2018		Year Ended February 28/29
Class C Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.64	13.59	12.15	13.84	13.98	10.52
Investment Operations:
Investment (loss)—net[a]	(.05)	(.08)	(.07)	(.08)	(.09)	(.08)
Net realized and unrealized gain (loss) on investments	2.00	2.57	2.22	(.71)	.98	3.59
Total from Investment Operations	1.95	2.49	2.15	(.79)	.89	3.51
Distributions:
Dividends from net realized gain on investments	(.96)	(1.44)	(.71)	(.90)	(1.03)	(.05)
Net asset value, end of period	15.63	14.64	13.59	12.15	13.84	13.98
Total Return (%)[b]	13.72[c]	18.95	18.04	(6.23)	6.79	33.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.82[d]	1.88	1.91	1.90	1.91	1.95
Ratio of net expenses to average net assets	1.78[d]	1.79	1.88	1.88	1.88	1.88
Ratio of net investment (loss) to average net assets	(.71)[d]	(.58)	(.51)	(.61)	(.67)	(.70)
Portfolio Turnover Rate	17.21[c]	51.59	62.74	53.69	49.29	46.34
Net Assets, end of period ($ x 1,000)	41,781	43,106	118,442	118,252	135,359	128,347

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended August 31, 2018		Year Ended February 28/29
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	15.91	14.56	12.92	14.58	14.53	10.89
Investment Operations:
Investment income—net[a]	.02	.06	.07	.06	.05	.04
Net realized and unrealized gain (loss) on investments	2.20	2.77	2.37	(.76)	1.04	3.73
Total from Investment Operations	2.22	2.83	2.44	(.70)	1.09	3.77
Distributions:
Dividends from investment income—net	(.04)	(.04)	(.09)	(.06)	(.01)	(.08)
Dividends from net realized gain on investments	(.96)	(1.44)	(.71)	(.90)	(1.03)	(.05)
Total Distributions	(1.00)	(1.48)	(.80)	(.96)	(1.04)	(.13)
Net asset value, end of period	17.13	15.91	14.56	12.92	14.58	14.53
Total Return (%)	14.34[b]	20.07	19.25	(5.28)	7.92	34.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.84[c]	.86	.88	.88	.87	.86
Ratio of net expenses to average net assets	.78[c]	.79	.87	.86	.86	.84
Ratio of net investment income to average net assets	.28[c]	.40	.51	.42	.37	.32
Portfolio Turnover Rate	17.21[b]	51.59	62.74	53.69	49.29	46.34
Net Assets, end of period ($ x 1,000)	321,739	314,303	447,384	401,688	307,239	395,794

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended August 31, 2018		Year Ended February 28/29
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	15.88	14.55	12.92	14.58	14.54	11.51
Investment Operations:
Investment income—net[b]	.02	.06	.08	.07	.06	.01
Net realized and unrealized gain (loss) on investments	2.19	2.76	2.37	(.75)	1.03	3.10
Total from Investment Operations	2.21	2.82	2.45	(.68)	1.09	3.11
Distributions:
Dividends from investment income—net	(.04)	(.05)	(.11)	(.08)	(.02)	(.03)
Dividends from net realized gain on investments	(.96)	(1.44)	(.71)	(.90)	(1.03)	(.05)
Total Distributions	(1.00)	(1.49)	(.82)	(.98)	(1.05)	(.08)
Net asset value, end of period	17.09	15.88	14.55	12.92	14.58	14.54
Total Return (%)	14.31[c]	20.05	19.34	(5.16)	7.91	27.13[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78[d]	.79	.80	.79	.81	.92[d]
Ratio of net expenses to average net assets	.78[d]	.78	.79	.79	.79	.83[d]
Ratio of net investment income to average net assets	.30[d]	.38	.58	.48	.39	.13[d]
Portfolio Turnover Rate	17.21[c]	51.59	62.74	53.69	49.29	46.34
Net Assets, end of period ($ x 1,000)	362,922	348,911	229,861	210,912	268,554	2,721

a From July 1, 2013 (commencement of initial offering) to February 28, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended August 31, 2018		Year Ended February 28/29
Class Z Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	16.17	14.77	13.09	14.75	14.69	10.99
Investment Operations:
Investment income—net[a]	.02	.06	.06	.05	.04	.03
Net realized and unrealized gain (loss) on investments	2.22	2.81	2.40	(.76)	1.05	3.77
Total from Investment Operations	2.24	2.87	2.46	(.71)	1.09	3.80
Distributions:
Dividends from investment income—net	(.03)	(.03)	(.07)	(.05)	(.00)[b]	(.05)
Dividends from net realized gain on investments	(.96)	(1.44)	(.71)	(.90)	(1.03)	(.05)
Total Distributions	(.99)	(1.47)	(.78)	(.95)	(1.03)	(.10)
Net asset value, end of period	17.42	16.17	14.77	13.09	14.75	14.69
Total Return (%)	14.26[c]	20.02	19.17	(5.31)	7.86	34.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.87[d]	.86	.93	.91	.90	.95
Ratio of net expenses to average net assets	.85[d]	.83	.93	.90	.90	.94
Ratio of net investment income to average net assets	.22[d]	.36	.44	.37	.31	.24
Portfolio Turnover Rate	17.21[c]	51.59	62.74	53.69	49.29	46.34
Net Assets, end of period ($ x 1,000)	521,615	475,713	430,180	389,776	441,658	451,517

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Research Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T, Class Y and Class Z. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	1,855,796,285	-	-	1,855,796,285
Registered Investment Companies	5,921,598	-	-	5,921,598

† See Statement of Investments for additional detailed categorizations.

At August 31, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended August 31, 2018, The Bank of New York Mellon earned $32,401 from lending portfolio securities, pursuant to the securities lending agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended August 31, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended February 28, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended February 28, 2018 was as follows: ordinary income $12,862,429 and long-term capital gains $152,930,769. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended August 31, 2018, was approximately $74,500 with a related weighted average annualized interest rate of 3.06%.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from March 1, 2018 through June 30, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed .78% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $340,396 during the period ended August 31, 2018.

During the period ended August 31, 2018, the Distributor retained $2,759 from commissions earned on sales of the fund’s Class A shares and $539 from CDSC fees on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2018, Class C shares were charged $154,095 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2018, Class A, Class C and Class Z shares were charged $720,686, $51,365 and $161,333, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended August 31, 2018, the fund was charged $183,183 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended August 31, 2018, the fund was charged $3,066 pursuant to the custody agreement. These fees were partially offset by earnings credits of $80.

During the period ended August 31, 2018, the fund was charged $6,832 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,135,147, Distribution Plan fees $25,688, Shareholder Services Plan fees $159,523, custodian fees $12,553, Chief Compliance Officer fees $5,693 and transfer agency fees $68,464, which are offset against an expense reimbursement currently in effect in the amount of $22,776.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2018, amounted to $299,831,159 and $397,126,792, respectively.

At August 31, 2018, accumulated net unrealized appreciation on investments was $689,546,369, consisting of $700,330,122 gross unrealized appreciation and $10,783,753 gross unrealized depreciation.

At August 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 17, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the year-to-date period when the fund’s performance was above the Performance Universe median. The Board also considered that the fund’s performance ranked in the third quartile of the Performance Group for the year-to-date period and in the third quartile of the Performance Universe for the one-year period. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in four of the nine calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund until June 30, 2019, so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.78% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board noted some improvement in the fund’s relative performance, but continued to express concern about the fund’s relative performance and agreed to continue to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above, subject to review no later than the next renewal consideration.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement through March 30, 2019.

NOTES

NOTES

For More Information

Dreyfus Research Growth Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DWOAX Class C: DWOCX Class I: DWOIX Class Y: DRYQX Class Z: DREQX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6232SA0818

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Research Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 29, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 29, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)